Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM GLOBAL REAL ESTATE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class A
Trading Symbol	PURAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class A	$139	1.37%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING
PERIOD
?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-2.64%	4.25%	3.02%
Class A without sales charges	3.03%	5.44%	3.60%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 883,726,460
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 6,491,535
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class C
Trading Symbol	PURCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class C	$233	2.31%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated
notable
resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.03%	4.63%	2.91%
Class C without sales charges	2.03%	4.63%	2.91%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 883,726,460
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 6,491,535
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R
Trading Symbol	PURRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R	$160	1.58%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated
notable
resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	2.78%	5.20%	3.40%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 883,726,460
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 6,491,535
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class Z
Trading Symbol	PURZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class Z	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced
a period of volatility but demonstrated notable
resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.43%	5.85%	4.03%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 883,726,460
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 6,491,535
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R2
Trading Symbol	PUREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R2	$132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated
notable
resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	3.08%	5.48%	3.48% (12/27/2017)
S&P 500 Index	21.45%	17.64%	14.61%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	2.24%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest mon
th-
end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 883,726,460
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 6,491,535
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND
’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R4
Trading Symbol	PURGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R4	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	3.33%	5.75%	3.75% (12/27/2017)
S&P 500 Index	21.45%	17.64%	14.61%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	2.24%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are mea
sured from the
closest mon
th
-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 883,726,460
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 6,491,535
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R6
Trading Symbol	PGRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R6	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	3.58%	6.01%	4.18%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 883,726,460
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 6,491,535
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class A
Trading Symbol	PAHWX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class A	$144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI ex USA SMID Cap Index (ND), the Fund benefited most from positioning in the health care sector, especially health care technology. Overall positioning across sectors also added value.
■
A diverse group of holdings in the consumer discretionary, information technology, financials, industrials, and communication services sectors detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class A with sales charges	-2.42%	- 5.88% (9/14/2021)
Class A without sales charges	3.26%	- 4.58% (9/14/2021)
MSCI ACWI ex USA Index (ND)*	24.93%	6.47%
MSCI ACWI ex USA SMID Cap Index (ND)	24.52%	4.39%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 04, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 13,695,559
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 13,695,559
Number of fund holdings	55
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	209%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Electronic Equipment, Instruments & Components	11.9%
Construction & Engineering	9.8%
Electrical Equipment	8.9%
Capital Markets	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Aerospace & Defense	7.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	6.5%
Software	5.1%
Broadline Retail	4.6%
Specialty Retail	3.8%
Machinery	3.7%
Hotels, Restaurants & Leisure	3.6%
Building Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Allocation	% of Net Assets
Textiles, Apparel & Luxury Goods	2.3%
Insurance	1.9%
Professional Services	1.5%
Real Estate Management & Development	1.4%
Health Care Providers & Services	1.3%
Chemicals	1.2%
Health Care Equipment & Supplies	0.8%
Commercial Services & Supplies	0.7%
Personal Care Products	0.5%
Interactive Media & Services	0.5%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class C
Trading Symbol	PAILX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class C	$220	2.17%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI ex USA SMID Cap Index (ND), the Fund benefited most from positioning in the health care sector, especially health care technology. Overall positioning across sectors also added value.
■
A diverse group of holdings in the consumer discretionary, information technology, financials, industrials, and communication services sectors detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class C with sales charges	1.57%	-5.29% (9/14/2021)
Class C without sales charges	2.57%	-5.29% (9/14/2021)
MSCI ACWI ex USA Index (ND)*	24.93%	6.47%
MSCI ACWI ex USA SMID Cap Index (ND)	24.52%	4.39%

*The Fund compares its performance against this broad-based index in response to regulatory requ irements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 04, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 13,695,559
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 13,695,559
Number of fund holdings	55
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	209%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Electronic Equipment, Instruments & Components	11.9%
Construction & Engineering	9.8%
Electrical Equipment	8.9%
Capital Markets	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Aerospace & Defense	7.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	6.5%
Software	5.1%
Broadline Retail	4.6%
Specialty Retail	3.8%
Machinery	3.7%
Hotels, Restaurants & Leisure	3.6%
Building Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Allocation	% of Net Assets
Textiles, Apparel & Luxury Goods	2.3%
Insurance	1.9%
Professional Services	1.5%
Real Estate Management & Development	1.4%
Health Care Providers & Services	1.3%
Chemicals	1.2%
Health Care Equipment & Supplies	0.8%
Commercial Services & Supplies	0.7%
Personal Care Products	0.5%
Interactive Media & Services	0.5%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class Z
Trading Symbol	PAINX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class Z	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI ex USA SMID Cap Index (ND), the Fund benefited most from positioning in the health care sector, especially health care technology. Overall positioning across sectors also added value.
■
A diverse group of holdings in the consumer discretionary, information technology, financials, industrials, and communication services sectors detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class Z	3.49%	-4.34% (9/14/2021)
MSCI ACWI ex USA Index (ND)*	24.93%	6.47%
MSCI ACWI ex USA SMID Cap Index (ND)	24.52%	4.39%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 04, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 13,695,559
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 13,695,559
Number of fund holdings	55
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	209%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Electronic Equipment, Instruments & Components	11.9%
Construction & Engineering	9.8%
Electrical Equipment	8.9%
Capital Markets	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Aerospace & Defense	7.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	6.5%
Software	5.1%
Broadline Retail	4.6%
Specialty Retail	3.8%
Machinery	3.7%
Hotels, Restaurants & Leisure	3.6%
Building Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Allocation	% of Net Assets
Textiles, Apparel & Luxury Goods	2.3%
Insurance	1.9%
Professional Services	1.5%
Real Estate Management & Development	1.4%
Health Care Providers & Services	1.3%
Chemicals	1.2%
Health Care Equipment & Supplies	0.8%
Commercial Services & Supplies	0.7%
Personal Care Products	0.5%
Interactive Media & Services	0.5%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class R6
Trading Symbol	PAIOX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class R6	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI ex USA SMID Cap Index (ND), the Fund benefited most from positioning in the health care sector, especially health care technology. Overall positioning across sectors also added value.
■
A diverse group of holdings in the consumer discretionary, information technology, financials, industrials, and communication services sectors detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class R6	3.61%	-4.30% (9/14/2021)
MSCI ACWI ex USA Index (ND)*	24.93%	6.47%
MSCI ACWI ex USA SMID Cap Index (ND)	24.52%	4.39%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 04, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 13,695,559
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 13,695,559
Number of fund holdings	55
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	209%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Electronic Equipment, Instruments & Components	11.9%
Construction & Engineering	9.8%
Electrical Equipment	8.9%
Capital Markets	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Aerospace & Defense	7.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	6.5%
Software	5.1%
Broadline Retail	4.6%
Specialty Retail	3.8%
Machinery	3.7%
Hotels, Restaurants & Leisure	3.6%
Building Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Allocation	% of Net Assets
Textiles, Apparel & Luxury Goods	2.3%
Insurance	1.9%
Professional Services	1.5%
Real Estate Management & Development	1.4%
Health Care Providers & Services	1.3%
Chemicals	1.2%
Health Care Equipment & Supplies	0.8%
Commercial Services & Supplies	0.7%
Personal Care Products	0.5%
Interactive Media & Services	0.5%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class A
Trading Symbol	PAHSX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class A	$130	1.31%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI SMID Cap Index (ND), the Fund benefited most from security selection in the industrials sector (led by aerospace &
defense and construction & engineering) and the health care sector (especially health care technology).
■
Security selection within the consumer discretionary, information technology, financials, and communication services sectors detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class A with sales charges	-6.77%	-8.44% (9/14/2021)
Class A without sales charges	-1.34%	-7.18% (9/14/2021)
MSCI ACWI Index (ND)*	22.64%	9.35%
MSCI ACWI SMID Cap Index (ND)	16.71%	4.43%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 04, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,577,921
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 8,577,921
Number of fund holdings	51
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	200%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Aerospace & Defense	16.0%
Construction & Engineering	13.3%
Semiconductors & Semiconductor Equipment	12.2%
Machinery	7.7%
Capital Markets	6.5%
Electronic Equipment, Instruments & Components	6.1%
Entertainment	5.5%
Broadline Retail	4.9%
Software	4.1%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.2%
Beverages	2.9%
Hotels, Restaurants & Leisure	2.6%
Financial Services	2.4%
Industry Allocation	% of Net Assets
Air Freight & Logistics	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.1%
Health Care Providers & Services	2.0%
Interactive Media & Services	2.0%
Real Estate Management & Development	1.4%
Insurance	1.4%
Specialty Retail	1.0%
Media	0.9%
Health Care Equipment & Supplies	0.8%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class C
Trading Symbol	PAHTX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COST
S FO
R THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class C	$204	2.06%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI SMID Cap Index (ND), the Fund benefited most from security selection in the industrials sector (led by aerospace &
defense and construction & engineering) and the health care sector (especially health care technology).
■
Security selection within the consumer discretionary, information technology, financials, and communication services sectors detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class C with sales charges	-3.04%	-7.89% (9/14/2021)
Class C without sales charges	-2.06%	-7.89% (9/14/2021)
MSCI ACWI Index (ND)*	22.64%	9.35%
MSCI ACWI SMID Cap Index (ND)	16.71%	4.43%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 04, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,577,921
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 8,577,921
Number of fund holdings	51
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	200%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Aerospace & Defense	16.0%
Construction & Engineering	13.3%
Semiconductors & Semiconductor Equipment	12.2%
Machinery	7.7%
Capital Markets	6.5%
Electronic Equipment, Instruments & Components	6.1%
Entertainment	5.5%
Broadline Retail	4.9%
Software	4.1%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.2%
Beverages	2.9%
Hotels, Restaurants & Leisure	2.6%
Financial Services	2.4%
Industry Allocation	% of Net Assets
Air Freight & Logistics	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.1%
Health Care Providers & Services	2.0%
Interactive Media & Services	2.0%
Real Estate Management & Development	1.4%
Insurance	1.4%
Specialty Retail	1.0%
Media	0.9%
Health Care Equipment & Supplies	0.8%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class Z
Trading Symbol	PAHUX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class Z	$105	1.06%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI SMID Cap Index (ND), the Fund benefited most from security selection in the industrials sector (led by aerospace &
defense and construction & engineering) and the health care sector (especially health care technology).
■
Security selection within the consumer discretionary, information technology, financials, and communication services sectors detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class Z	-1.07%	-6.94% (9/14/2021)
MSCI ACWI Index (ND)*	22.64%	9.35%
MSCI ACWI SMID Cap Index (ND)	16.71%	4.43%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 04, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,577,921
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 8,577,921
Number of fund holdings	51
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	200%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Aerospace & Defense	16.0%
Construction & Engineering	13.3%
Semiconductors & Semiconductor Equipment	12.2%
Machinery	7.7%
Capital Markets	6.5%
Electronic Equipment, Instruments & Components	6.1%
Entertainment	5.5%
Broadline Retail	4.9%
Software	4.1%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.2%
Beverages	2.9%
Hotels, Restaurants & Leisure	2.6%
Financial Services	2.4%
Industry Allocation	% of Net Assets
Air Freight & Logistics	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.1%
Health Care Providers & Services	2.0%
Interactive Media & Services	2.0%
Real Estate Management & Development	1.4%
Insurance	1.4%
Specialty Retail	1.0%
Media	0.9%
Health Care Equipment & Supplies	0.8%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class R6
Trading Symbol	PAHVX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class R6	$100	1.01%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI SMID Cap Index (ND), the Fund benefited most from security selection in the industrials sector (led by aerospace &
defense and construction & engineering) and the health care sector (especially health care technology).
■
Security selection within the consumer discretionary, information technology, financials, and communication services sectors detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class R6	-1.06%	-6.91% (9/14/2021)
MSCI ACWI Index (ND)*	22.64%	9.35%
MSCI ACWI SMID Cap Index (ND)	16.71%	4.43%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 04, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,577,921
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	WHAT ARE S OM E KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 8,577,921
Number of fund holdings	51
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	200%

Holdings [Text Block]
WHAT ARE SOME C
HARA
CTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Aerospace & Defense	16.0%
Construction & Engineering	13.3%
Semiconductors & Semiconductor Equipment	12.2%
Machinery	7.7%
Capital Markets	6.5%
Electronic Equipment, Instruments & Components	6.1%
Entertainment	5.5%
Broadline Retail	4.9%
Software	4.1%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.2%
Beverages	2.9%
Hotels, Restaurants & Leisure	2.6%
Financial Services	2.4%
Industry Allocation	% of Net Assets
Air Freight & Logistics	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.1%
Health Care Providers & Services	2.0%
Interactive Media & Services	2.0%
Real Estate Management & Development	1.4%
Insurance	1.4%
Specialty Retail	1.0%
Media	0.9%
Health Care Equipment & Supplies	0.8%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON TECHNOLOGY FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class A
Trading Symbol	PGKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class A	$126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
In the information technology (IT) sector, positions in IT services (especially an overweight in Snowflake) and an underweight to Apple added the most to performance relative to the MSCI ACWI Technology Index (ND). Other notable contributors to Fund performance included
Broadcom, Lam Research, and Crowdstrike.
■
On the downside, positions in software (led by HubSpot, InTapp, Samsara, ServiceNow, and Salesforce), along with out-of-Index positions in industrials (especially Vertiv Holdings) and communication services (primarily TradeDesk) detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	22.44%	17.09%	19.44% (6/19/2018)
Class A without sales charges	29.57%	18.42%	20.36% (6/19/2018)
S&P 500 Index*	21.45%	17.64%	15.27%
MSCI ACWI Information Technology Index (ND)	38.74%	22.59%	22.09%

*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 42,462,370
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 58,452
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 42,462,370
Number of fund holdings	43
Total advisory fees paid for the year	$ 58,452
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	41.5%
Software	23.9%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.6%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	4.6%
Pharmaceuticals	3.2%
Interactive Media & Services	3.0%
Broadline Retail	2.6%
Entertainment	2.6%
Electric Utilities	1.6%
Industry Classification	% of Net Assets
Communications Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	0.9%
Financial Services	0.9%
Health Care Equipment & Supplies	0.8%
107.2%
Liabilities in excess of other assets	(7.2)%
100.0%

PGIM JENNISON TECHNOLOGY FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class C
Trading Symbol	PGKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class C	$211	1.85%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
In the information technology (IT) sector, positions in IT services (especially an overweight in Snowflake) and an underweight to Apple added the most to performance relative to the MSCI ACWI Technology Index (ND). Other notable contributors to Fund performance included
Broadcom, Lam Research, and Crowdstrike.
■
On the downside, positions in software (led by HubSpot, InTapp, Samsara, ServiceNow, and Salesforce), along with out-of-Index positions in industrials (especially Vertiv Holdings) and communication services (primarily TradeDesk) detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	27.59%	17.52%	19.47% (6/19/2018)
Class C without sales charges	28.59%	17.52%	19.47% (6/19/2018)
S&P 500 Index*	21.45%	17.64%	15.27%
MSCI ACWI Information Technology Index (ND)	38.74%	22.59%	22.09%

*The
Fund
compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 42,462,370
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 58,452
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 42,462,370
Number of fund holdings	43
Total advisory fees paid for the year	$ 58,452
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	41.5%
Software	23.9%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.6%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	4.6%
Pharmaceuticals	3.2%
Interactive Media & Services	3.0%
Broadline Retail	2.6%
Entertainment	2.6%
Electric Utilities	1.6%
Industry Classification	% of Net Assets
Communications Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	0.9%
Financial Services	0.9%
Health Care Equipment & Supplies	0.8%
107.2%
Liabilities in excess of other assets	(7.2)%
100.0%

PGIM JENNISON TECHNOLOGY FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class Z
Trading Symbol	PGKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class Z	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
In the information technology (IT) sector, positions in IT services (especially an overweight in Snowflake) and an underweight to Apple added the most to performance relative to the MSCI ACWI Technology Index (ND). Other notable contributors to Fund performance included
Broadcom, Lam Research, and Crowdstrike.
■
On the downside, positions in software (led by HubSpot, InTapp, Samsara, ServiceNow, and Salesforce), along with out-of-Index positions in industrials (especially Vertiv Holdings) and communication services (primarily TradeDesk) detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	29.87%	18.71%	20.68% (6/19/2018)
S&P 500 Index*	21.45%	17.64%	15.27%
MSCI ACWI Information Technology Index (ND)	38.74%	22.59%	22.09%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund
since
it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 42,462,370
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 58,452
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 42,462,370
Number of fund holdings	43
Total advisory fees paid for the year	$ 58,452
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	41.5%
Software	23.9%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.6%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	4.6%
Pharmaceuticals	3.2%
Interactive Media & Services	3.0%
Broadline Retail	2.6%
Entertainment	2.6%
Electric Utilities	1.6%
Industry Classification	% of Net Assets
Communications Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	0.9%
Financial Services	0.9%
Health Care Equipment & Supplies	0.8%
107.2%
Liabilities in excess of other assets	(7.2)%
100.0%

PGIM JENNISON TECHNOLOGY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class R6
Trading Symbol	PGKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class R6	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
In the information technology (IT) sector, positions in IT services (especially an overweight in Snowflake) and an underweight to Apple added the most to performance relative to the MSCI ACWI Technology Index (ND). Other notable contributors to Fund performance included
Broadcom, Lam Research, and Crowdstrike.
■
On the downside, positions in software (led by HubSpot, InTapp, Samsara, ServiceNow, and Salesforce), along with out-of-Index positions in industrials (especially Vertiv Holdings) and communication services (primarily TradeDesk) detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	29.96%	18.77%	20.73% (6/19/2018)
S&P 500 Index*	21.45%	17.64%	15.27%
MSCI ACWI Information Technology Index (ND)	38.74%	22.59%	22.09%

*The Fund compares its performance
against
this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 42,462,370
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 58,452
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 42,462,370
Number of fund holdings	43
Total advisory fees paid for the year	$ 58,452
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	41.5%
Software	23.9%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.6%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	4.6%
Pharmaceuticals	3.2%
Interactive Media & Services	3.0%
Broadline Retail	2.6%
Entertainment	2.6%
Electric Utilities	1.6%
Industry Classification	% of Net Assets
Communications Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	0.9%
Financial Services	0.9%
Health Care Equipment & Supplies	0.8%
107.2%
Liabilities in excess of other assets	(7.2)%
100.0%